Trade and Other Payables - Schedule of Aging Analysis of Trade Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 416,987	$ 388,126
Past due for over 4 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 416,987	$ 388,126